OMB APPROVAL
                                               ----------------------------
                                               OMB Number: 3235-0578

                                               Expires: February 28,2006

                                               Estimated average burden
                                               hours per response: 20.0
                                               ----------------------------

                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-2213

                        Castle Convertible Fund, Inc.
            ____________________________________________________
             (Exact name of registrant as specified in charter)

                 111 Fifth Avenue, New York, New York 10003
        _____________________________________________________________
        (Address of principal executive offices)           (Zip code)

                            Mr. Frederick A. Blum
                         Fred Alger Management, Inc.
                              111 Fifth Avenue
                          New York, New York 10003
        _____________________________________________________________
                   (Name and address of agent for service)

      Registrant's telephone number, including area code: 212-806-8800

      Date of fiscal year end: October 31

      Date of reporting period: January 31, 2005

ITEM 1.  Schedule of Investments.

Schedules of Investments

Castle Convertible Fund, Inc.


                              Quarterly Report
                              January 31. 2005

Dear Shareholder,

The market had a robust end-of-year rally to cap 2004. However, even though all signs pointed to a solid 12 months ahead, we had three down weeks to begin 2005. The retreat was orderly, as investors took their gains from late 2004 and paused to consider what to do and where to position themselves for 2005.

Some pundits believe that the market's early 2005 performance is signaling economic weakness on the horizon. We disagree. We are still experiencing steady, above-trend economic growth, low to moderate inflation and global expansion. GDP growth and capital spending in late 2004 were better than expected and seem to have carried over to 2005. Manufacturing activity continues to expand; non-defense capital goods orders and shipments have been trending up; and the inventory cycle shows signs of improving. The job market has been looking increasingly positive as well. Finally, based on what we are hearing from companies, double digit earnings growth for the S&P 500 is a serious possibility this year.

As for fixed income, after lagging in November, the market came back strongly, posting positive returns for both December and January as the yield curve flattened on tame inflation expectations and renewed anticipation of further tightening by the Federal Reserve. Fixed income returns were driven by longer-dated maturities in both the government and corporate sectors. The Fund's out-performance can be attributed to issue selection and reduced exposure to lagging credits.

For the 3 months ended January 31, 2005, the S&P 500 was up 4.96% while the Lehman Government/Credit Bond Index gained 0.63%. The Castle Convertible Fund was up 4.04% for the same period.

We look forward to the year ahead and thank you for the trust you have placed in us.

Respectfully submitted,

/s/ Daniel C. Chung

Daniel C. Chung
Chief Investment Officer

March 10, 2005

CASTLE CONVERTIBLE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2005

 Principal   Corporate Convertible
  Amount      Bonds-56.1%                                      Value
-----------------------------------------------------------------------

             AEROSPACE & DEFENSE-2.8%
$  500,000   EDO Corporation, Cv. Sub.
              Notes, 5.25%, 4/15/07                         $   537,500
 1,000,000   Armour Holdings, Inc.,
              2.00%, 11/1/24                                  1,082,500
                                                            -----------
                                                              1,620,000
                                                            -----------
             CAPITAL MARKETS-.7%
   800,000   E*TRADE Group, Inc., Cv. Sub.
              Notes, 6.00%, 2/1/07                              410,500
                                                            -----------
             COMMERCIAL SERVICES
              & SUPPLIES-.7%
   500,000   Allied Waste Industries, Cv.
              Senior Sub. Notes, 4.25%,
              4/15/34                                           430,625
                                                            -----------
             COMMUNICATION SERVICES
              & SUPPLIES-1.0%
   600,000   SCI Systems, Inc., Cv. Sub.
              Notes, 3.00%, 3/15/07                             573,000
                                                            -----------
             COMMUNICATIONS
              EQUIPMENT-3.1%
   850,000   Adaptec, Inc., Cv. Sub. Notes,
              3.00%, 3/5/07                                     853,188
                                                            -----------
 1,000,000   Brocade Communications
              Systems, Inc., Cv. Sub. Notes,
              2.00%, 1/1/07                                     958,750
                                                            -----------
                                                              1,811,938
                                                            -----------
             COMPUTER SOFTWARE-1.8%
   550,000   BEA Systems, Inc., Cv. Sub.
              Notes, 4.00%, 12/15/06                            553,438
   500,000   Mercury Interactive Corporation,
              Cv. Sub. Notes, 4.75%,  7/1/07                    500,625
                                                            -----------
                                                              1,054,063
                                                            -----------
             CONSTRUCTION &
              ENGINEERING-1.9%
 1,000,000   Fluor Corporation, 1.5%,
              2/15/24                                         1,122,500
                                                            -----------
             CONSUMER FINANCE-1.5%
   850,000   Providian Financial Corp., Cv.
              Senior Notes, 3.25%, 8/15/05                      853,188
                                                            -----------
             ELECTRONIC EQUIPMENT &
              INSTRUMENTS-1.5%
   850,000   Tech Data Corporation, Cv. Sub.
              Deb., 2.00%, 12/15/21                             856,375
                                                            -----------
             ENERGY EQUIPMENT & SERVICES-2.3%
   650,000   Kerr-McGee Corporation, Cv.
              Sub. Deb., 5.25%, 2/15/10                         684,125
   550,000   Pride International Inc., Cv.
              Senior Notes, 3.25%, 5/1/33(a)                    638,688
                                                            -----------
                                                              1,322,813
                                                            -----------

 Principal   Corporate Convertible
  Amount      Bonds-(Continued)                                Value
-----------------------------------------------------------------------

             FOOD & DRUG RETAILING-1.2%
$  700,000   Rite Aid Corporation, Cv. Notes,
              4.75%, 12/1/06                                $   700,875
                                                            -----------
             HEALTH CARE-4.7%
   500,000   Apria Healthcare Group Inc.,
              Cv. Senior Notes, 3.375%,
              5/15/33(a)                                        567,500
   800,000   Edwards Lifesciences
              Corporation, Cv. Senior Deb.,
              3.875%, 5/15/33(a)                                845,000
   450,000   LifePoint Hospitals, Inc., Cv.
              Sub. Notes, 4.50%, 6/1/09                         460,125
   500,000   Province Healthcare Company,
              Cv. Sub. Notes, 4.25%,
              10/10/08                                          508,750
   375,000   Province Healthcare Company,
              Cv. Sub. Notes, 4.50%,
              11/20/05                                          380,156
                                                            -----------
                                                              2,761,531
                                                            -----------
             HOTELS, RESTAURANTS &
              LEISURE-3.5%
   250,000   Fairmont Hotels & Resorts Inc.,
              Cv. Senior Notes, 3.75%,
              2/1/23(a)                                         267,500
   750,000   Hilton Hotels Corp., Cv. Sub.
              Notes, 3.375%, 4/15/23                            885,938
   750,000   Starwood Hotels & Resorts
              Worldwide Inc., Cv. Senior
              Notes, 3.50%, 5/16/23                             921,563
                                                            -----------
                                                              2,075,001
                                                            -----------
             INDUSTRIAL CONGLOMERATES-2.7%
 1,000,000   TYCO International Group, Cv.
              Senior Deb., 2.75%, 1/15/18                     1,602,500
                                                            -----------
             LEISURE EQUIPMENT
              & PRODUCTS-2.1%
 1,000,000   Eastman Kodak Company
              3.375%, 10/15/33                                1,255,000
                                                            -----------
              MEDIA-8.0%
 1,350,000   Liberty Media Corporation,
              Senior Exchangeable Deb.,
              3.50%, 1/15/31                                  1,215,000
   800,000   Liberty Media Corporation, Senior
              Exchangeable Deb., 3.25%,
              3/15/31                                           748,000
   725,000   Regal Entertainment Group,
              Cv. Senior Notes, 3.75%,
              5/15/08                                           970,594
   825,000   Sinclair Broadcast Group, Inc.,
              Cv. Senior Sub. Notes, 4.875%,
              7/15/18                                           786,844
 1,000,000   XM Satelite Radio Holdings,
              1.75%, 12/1/09(a)                                 953,750
                                                            -----------
                                                              4,674,188
                                                            -----------

 Principal   Corporate Convertible
  Amount      Bonds-(Continued)                                Value
-----------------------------------------------------------------------

             METALS & MINING-1.8%
$  750,000   Freeport-McMoran Copper
              Inc., Cv. Senior Notes,
              7.00%, 2/11/11                                $ 1,078,125
                                                            -----------
             PHARMACEUTICALS-5.4%
 1,200,000   IVAX Corporation, Cv. Senior
              Sub. Notes, 4.50%, 5/15/08                      1,204,500
   750,000   Watson Pharmaceuticals,
              1.75%, 3/15/23                                    739,688
 1,150,000   Sepracor, Inc., Cv. Sub. Deb.,
              5.00%, 2/15/07                                  1,204,625
                                                            -----------
                                                              3,148,813
                                                            -----------
             RETAIL-1.8%
   750,000   Gap, Inc. (The), Senior Cv.
              Notes, 5.75%, 3/15/09                           1,031,250
                                                            -----------
             ROAD & RAIL-2.5%
   850,000   Yellow Corporation, Contingent
              Senior Cv. Notes, 5.00%,
              8/8/23                                          1,474,750
                                                            -----------
             SEMICONDUCTOR EQUIPMENT
              & PRODUCTS-3.2%
 1,150,000   Fairchild Semiconductor
              Corporation, Senior Cv. Sub.
              Notes, 5.00%, 11/1/08                           1,164,375
   725,000   LSI Logic Corporation, Cv. Sub.
              Notes, 4.00%, 11/1/06                             723,184
                                                            -----------
                                                              1,887,559
                                                            -----------
             WIRELESS TELECOMMUNICATION
              SERVICES-1.9%
 1,100,000   Nextel Communications, Inc.,
              Cv. Senior Notes, 5.25%,
              1/15/10                                         1,130,250
                                                            -----------
             Total Corporate Convertible
              Bonds (Cost $29,844,112)                       32,874,844
                                                            -----------

  Shares     Preferred Stock-1.1%
  ------
             MEDIA
     7,000   Tribune Co., Exchangeable Sub.
              Deb., 2.00%, 5/15/29
              (Cost $551,600)                                   656,250
                                                            -----------

             Convertible Preferred
              Securities-14.6%
             AUTOMOBILES-1.6%
    38,000   General Motors Corporation,
              4.50%, Cv. Senior Deb.,
              Class A, 3/6/32                                   954,750
                                                            -----------
             BANKS-1.1%
    11,700   Washington Mutual Capital
              Trust 2001, 5.375%, Cv. Pfd.
              Income Equity Redeemable
              Securities                                        636,340
                                                            -----------
             COMMUNICATIONS EQUIPMENT-.6%
       325   Lucent Technology Inc., 7.75%,
              Cumulative Convertible Trust,
              3/15/17                                           365,017
                                                            -----------

             Convertible Preferred
  Shares      Securities-14.6%                                 Value
-----------------------------------------------------------------------

             DIVERSIFIED FINANCIALS-.8%
    10,550   Household International Inc.,
              8.875%, Adjustable Conversion
              Rate Equity Security Units,
              2/15/06                                       $   479,371
                                                            -----------
             HOUSEHOLD DURABLES-.8%
    10,500   Newell Financial Trust I, 5.25%,
              Cv. Quarterly Income Pfd.,
              12/1/27                                           488,250
                                                            -----------
             INSURANCE-2.8%
    21,000   Chubb Corporation (The), 7.00%,
              Equity Units, 8/16/06                             603,750
    44,000   Travelers Property Casualty
              Corp., 4.50%, Cv. Jr. Sub.
              Notes, 4/15/32                                  1,037,520
                                                            -----------
                                                              1,641,270
                                                            -----------
             MEDIA-1.9%
    25,000   Comcast Corporation, 2.00%,
              Exch. Sub. Deb., 10/15/29                       1,125,712
                                                            -----------
             PAPER PACKAGING & FOOD
              PRODUCTS-1.3%
    15,000   International Paper
              Capital Trust, 5.25%, Cv. Pfd.,
              7/20/25                                           750,000
                                                            -----------
             RETAIL-1.9%
    25,000   United Rental Trust I, 6.50%,
              Cv. Quarterly Income Pfd.,
              8/1/28                                          1,081,250
                                                            -----------
             U.S. GOVERNMENT
              AGENCY-1.8%
        10   Federal National Mortgage
              Association, 5.375%, Cv. Pfd.,
              12/31/49                                        1,035,000
                                                            -----------
             Total Convertible Preferred
              Securities (Cost $7,481,716)                    8,556,960
                                                            -----------

             Mandatory Convertible
              Securities-8.6%
             DIVERSIFIED TELECOMMUNICATION
              SERVICES-1.9%
    12,000   ALLTEL Corporation, 7.75%,
              Equity Units, 5/17/05(b)                          606,000
    20,000   CenturyTel, Inc., 6.875%,
              Corporate Units, 5/15/05(b)                       505,000
                                                            -----------
                                                              1,111,000
                                                            -----------
             ELECTRIC UTILITIES-1.5%
    14,000   FPL Group Inc., 8.50%,
              Equity Units, 2/16/05                             880,250
                                                            -----------
             ENERGY-1.0%
    10,000   Dominion Resources Inc., 8.75%,
              Upper DECS Equity Income
              Securities, 5/15/06(b)                            556,500
                                                            -----------
             HEALTH CARE-1.7%
    20,000   Omnicare Capital Trust I, 4.00%,
              Income Equity Redeemable
              Securities, 6/15/33(b)                          1,005,000
                                                            -----------

             Mandatory Convertible
  Shares      Securities-(Continued)                           Value
-----------------------------------------------------------------------

             INSURANCE-.4%
    10,000   XL Capital Ltd., 6.50%, Equity
              Security Units, 5/15/07(b)                    $   245,000
                                                            -----------
             OIL & GAS-1.3%
    10,000   Amerada Hess Corp., 7.00%,
             (ACES), 12/1/06(b)                                 771,250
                                                            -----------
             PHARMACEUTICALS-.8%
    10,000   Schering-Plough Corporation,
              6.00%, 9/14/07                                    518,750
                                                            -----------
             Total Mandatory Convertible
              Securities (Cost $4,719,425)                    5,087,750
                                                            -----------

             Common Stocks-15.2%
             DIVERSIFIED FINANCIALS-3.6%
    15,000   Bank of America Corporation                        695,550
    17,500   Citigroup Inc.                                     858,375
    15,000   J.P. Morgan Chase & Co.                            559,950
                                                            -----------
                                                              2,113,875
                                                            -----------
             ELECTRIC UTILITIES-5.4%
     7,500   FirstEnergy Corp.                                  298,200
    27,500   TXU Corp.                                        1,903,000
    14,000   Entergy Corporation                                973,280
                                                            -----------
                                                              3,174,480
                                                            -----------
             GAS COMPANIES-.3%
     4,000   KeySpan Corporation                                157,880
                                                            -----------

             Common Stocks-
  Shares      (Continued)                                      Value
-----------------------------------------------------------------------

             OIL & GAS-3.1%
    10,000   ConocoPhillips                                 $   927,900
    15,000   Royal Dutch Petroleum
              Company                                           877,050
                                                            -----------
                                                              1,804,950
                                                            -----------
             PHARMACEUTICALS-2.1%
    20,000   Bristol-Myers Squibb Company                       468,800
    13,000   GlaxoSmithKline PLC                                579,410
     6,800   Merck & Co., Inc.                                  190,740
                                                            -----------
                                                              1,238,950
                                                            -----------
             WIRELESS TELECOMMUNICATION
              SERVICES-.7%
    11,000   Verizon Communications Inc.                        391,490
                                                            -----------
             Total Common Stocks
              (Cost $6,329,567)                               8,881,625
                                                            -----------

 Principal   Short-Term
  Amount      Investments-3.9%
----------
$ 2,265,000   Federal Home Loan Banks,
               1.80%, 2/1/05
               (Cost $2,265,000)                              2,265,000
                                                            -----------
Total Investments
 (Cost $51,191,420)                                99.5%     58,322,429
Other Assets in Excess of Liabilities                .5         271,084
                                                  -----     -----------
Net Assets                                        100.0%    $58,593,513
                                                  =====     ===========

Net Asset Value Per Share                                        $26.20
                                                                 ======

-------------------
*     Non-income producing security.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities are liquid and may be sold prior to their maturity only to qualified institutional buyers. These securities represent 5.6% of net assets of the Fund.
(b) These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.

CASTLE CONVERTIBLE FUND, INC.
SUMMARY OF OPERATIONS
For the three months ended January 31, 2005 (Unaudited)

INVESTMENT INCOME:
  Income:
    Dividends                                                    $  248,860
    Interest                                                        301,451
                                                                 ----------
      Total Income                                                  550,311
      Total Expenses                                                173,054
                                                                 ----------
NET INVESTMENT INCOME                                               377,257

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                 $  579,716
  Net change in unrealized appreciation
   (depreciation) on investments                    1,670,657
                                                   ----------
      Net realized and unrealized gain on
       investments                                                2,250,373
                                                                 ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $2,627,630
                                                                 ==========

Castle Convertible Fund, Inc.


Investment Adviser
Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

---------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
c/o EquiServe Trust Company, N.A.
P.O. Box 43010
Providence, RI 02940-3010

---------------------------------------------------------------------------

This report was prepared for distribution to shareholders and to others who may be interested in current information concerning the Fund. It was not prepared for use, nor is it circulated in connection with any offer to sell, or solicitation of any offer to buy any securities.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Castle Convertible Fund, Inc.

By /s/Dan C. Chung

Dan C. Chung

President

Date: March 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Dan C. Chung

Dan C. Chung

President

Date: March 11, 2005

By /s/Frederick A. Blum

Frederick A. Blum

Treasurer

Date: March 11, 2005